UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2007

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  October 15, 2007

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$6,830,274,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   118566  1267002 SH       Sole                  1158402            108600
Alleghany Corp Convertible Pre COM              017175209    11827    31750 SH       Sole                    28550              3200
Alleghany Corp.                COM              017175100   109050   268595 SH       Sole                   228005             40590
Altera Corporation             COM              021441100   288814 11993939 SH       Sole                 10784203           1209736
Apache Corp.                   COM              037411105   122403  1359125 SH       Sole                  1241613            117512
Athenahealth Inc               COM              04685w103      848    25000 SH       Sole                    25000
Baker Hughes Inc.              COM              057224107   233771  2586817 SH       Sole                  2342270            244547
Berkley W R Corp.              COM              084423102      547    18453 SH       Sole                    18453
Berkshire Hathaway Class B     COM              084670207      601      152 SH       Sole                      152
Borg Warner Inc                COM              099724106    10961   119750 SH       Sole                   108250             11500
Cimarex Energy Co.             COM              171798101    38594  1036090 SH       Sole                   851443            184647
Coca Cola Corp.                COM              191216100   382318  6652487 SH       Sole                  6002064            650423
Comcast Corp. Cl A             COM              20030N101     3092   127883 SH       Sole                   127883
Comcast Corp. Special Cl A     COM              20030N200   310489 12958684 SH       Sole                 11685018           1273666
Commerce Bancorp Inc           COM              200519106    99137  2556400 SH       Sole                  2215400            341000
ConocoPhillips                 COM              20825c104    47384   539863 SH       Sole                   494434             45429
Costco Wholesalers Corp.       COM              22160K105   154816  2522669 SH       Sole                  2376375            146294
Discovery Holding Co A         COM              25468Y107   114775  3978330 SH       Sole                  3635858            342472
Dresser-Rand Group Inc.        COM              261608103   141513  3313349 SH       Sole                  2986300            327049
E.W. Scripps Co. Cl A          COM              811054204   105315  2507509 SH       Sole                  2292409            215100
Exxon Mobil                    COM              30231G102      703     7600 SH       Sole                     7600
General Electric Company       COM              369604103   362010  8744203 SH       Sole                  7916834            827369
L-3 Communications Holdings In COM              502424104   191251  1872444 SH       Sole                  1673969            198475
Liberty Global Inc. A          COM              530555101   116325  2835819 SH       Sole                  2545292            290527
Liberty Global Inc. Ser C      COM              530555309   272500  7048624 SH       Sole                  6452508            596116
Liberty Media Corp Cap Ser A   COM              53071M302   159798  1280124 SH       Sole                  1206623             73501
Liberty Media Interactive A    COM              53071M104   167555  8722273 SH       Sole                  7955659            766614
Microsoft Corp.                COM              594918104   316883 10756388 SH       Sole                  9735911           1020477
Millipore Corp.                COM              601073109   110960  1463853 SH       Sole                  1406246             57607
National Instruments Corp.     COM              636518102   117794  3431232 SH       Sole                  3241988            189244
Neustar Inc-Class A            COM              64126X201     6227   181600 SH       Sole                   173800              7800
Newfield Exploration Co.       COM              651290108   153271  3182547 SH       Sole                  2776477            406070
Noble Energy Inc.              COM              655044105   134607  1921866 SH       Sole                  1634953            286913
Novartis AG (ADR)              COM              66987V109     2868    52186 SH       Sole                    52186
Peabody Energy Corp.           COM              704549104   109377  2284886 SH       Sole                  2073030            211856
Praxair, Inc.                  COM              74005P104   341862  4081452 SH       Sole                  3742788            338664
Progressive Corp.              COM              743315103   118677  6114241 SH       Sole                  5574206            540035
Rogers Communications Inc Cl B COM              775109200    60011  1318049 SH       Sole                   929116            388933
SLM Corp.                      COM              78442p106    99461  2002437 SH       Sole                  1795037            207400
Sanofi-Aventis (ADR)           COM              80105n105   148170  3492920 SH       Sole                  3175907            317013
Schlumberger Limited           COM              806857108    25330   241241 SH       Sole                   241241
Shoretel Inc.                  COM              825211105     2864   200000 SH       Sole                   200000
Texas Instruments Inc.         COM              882508104     7318   199990 SH       Sole                   199990
Travelers Companies, Inc.      COM              89417E109      599    11900 SH       Sole                    11900
UnitedHealth Group Inc.        COM              91324P102   308567  6371395 SH       Sole                  5753902            617493
Vodafone Group PLC (ADR)       COM              92857W209   102336  2819177 SH       Sole                  2588511            230666
Wachovia Corp.                 COM              929903102   233128  4648616 SH       Sole                  4219931            428685
Wal-Mart Stores Inc.           COM              931142103   293540  6724855 SH       Sole                  6075055            649800
Waste Management Inc.          COM              94106L109   284237  7531444 SH       Sole                  6802164            729280
White Mountains Insurance Grou COM              g9618e107     3771     7255 SH       Sole                     7155               100
Willis Group Holdings Ltd.     COM              g96655108   283235  6918292 SH       Sole                  6265412            652880
XTO Energy Corp.               COM              98385x106      216     3500 SH       Sole                     3500